UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          February 14, 2000
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     170

Form 13F Information Table Value Total:     $154,358,177

List of Other Included Managers:            None

                          Jensen Investment Management
                                December 31, 2000

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
AOL Time Warner Inc.                       Common      00184a105           159,732          4,590
Abbott Labs                                Common      002824100         5,454,247        112,598
Adobe Systems                              Common      00724F101         2,553,726         43,886
Advanced Pultrusion Technologies Inc       Common      00754n10                  0         10,000
Agilent Technologies Inc                   Common      00846U101            62,141          1,135
Albertsons                                 Common      013104104           280,450         10,583
Allstate Corp                              Common      020002101            24,219            556
Alltel Corp                                Common      020039103           255,380          4,090
Amer Home Products                         Common      026609107         2,131,467         33,540
American Electric Power                    Common      025537101            23,250            500
American Intl Group                        Common      026874107           181,646          1,843
American Power Conversion                  Common      029066107         4,630,542        376,161
Anheuser Busch                             Common      035229103            27,300            600
Applied Materials                          Common      038222105           351,348          9,200
Archer Daniels Midland                     Common      039483102            92,910          6,194
Associates First Cap Corp                  Common      046008207                76          7,600
Auto Data Processing                       Common      053015103         5,368,245         84,793
Avaya Inc                                  Common      053499109             2,114            205
Avon Products                              Common      054303102           140,355          2,932
BMC Software                               Common      055921100            13,592            975
Bank of America                            Common      060505104            86,878          1,894
Bell South Corp                            Common      079860102            91,051          2,224
Bennett Environmental                      Common      081906109            29,640         12,000
Best Buy Company Inc.                      Common      086516101             5,912            200
Biomet Inc                                 Common      090613100            13,376            337
Boeing                                     Common      097023105           150,414          2,279
Breakwater Res Ltd  British Columbia       Common      106902307                41             50
Bristol Myers Squibb                       Common      110122108           741,766         10,032
Broadcom Corp                              Common      111320107             3,783             45
Brown Forman                               Common      115637209            59,850            900
Cardiac Pathways Corp                      Common      141408302             1,313            309
Check Point Software                       Common      M22465104            80,136            600
Chevron                                    Common      166751107            50,664            600
ChoicePoint Inc                            Common      170388102            17,701            270
Cisco Systems                              Common      17275R102           699,784         18,295
Clorox                                     Common      189054109         8,396,354        236,517
Coca-Cola                                  Common      191216100         4,381,830         71,904
Colgate Palmolive                          Common      194162103            51,640            800
Commodore Applied Technologies Inc         Common      202630109                25            100
Compaq Computer                            Common      204493100            30,100          2,000
Consolidated Edison                        Common      209115104           475,206         12,343
Corn Products Intl                         Common      219023108             5,086            175
Costco Wholesale Corp                      Common      22160K105            35,946            900
Dell Computer                              Common      247025109            70,806          4,060
Dionex Corp                                Common      254546104         5,268,323        152,705
Duff & Phelps                              Common      264324104            57,750          5,500
E.I. Du Pont                               Common      263534109            57,537          1,191
EIP Microwave Inc                          Common      268530201                 0          3,800
EMC Corp.                                  Common      268648102            57,190            860
Edison Intl                                Common      281020107            12,496            800
Elan PLC ADR                               Common      284131208            18,724            400
Electronic Data Systems                    Common      285661104            17,325            300
Eli Lilly                                  Common      532457108         1,319,591         14,180
Emerson Electric                           Common      291011104            15,762            200
Enron Corp                                 Common      293561106            83,120          1,000
Equifax                                    Common      294429105         9,594,711        334,427
Escrow Bonneville Pacific Corp             Common      098904998                 0          1,091
Exxon Mobil Corp                           Common      30231G102           406,879          4,680
Federal Natl Mortgage                      Common      313586109         3,988,765         45,980


ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
Fedex Corp                                 Common      31428X106            89,510          2,240
Fifth Third Bancorp                        Common      316773100            13,444            225
Freddie Mac                                Common      313400301         7,525,769        109,275
GST Telecommunications                     Common      361942105               130         13,000
Gannett                                    Common      364730101         7,967,253        126,344
Genentech Inc                              Common      368710406            12,225            150
General Electric                           Common      369604103         5,427,863        113,222
Genuine Parts                              Common      372460105           453,716         17,324
Gillette                                   Common      375766102            14,448            400
Glaxo PLC                                  Common      37733W105           714,616         12,761
Global Crossing Ltd                        Common      G3921A100             4,293            300
Globalstar Telecommunications Lt           Common      g3930h104             1,365          1,500
H&R Block                                  Common      093671105            20,189            488
Heinz                                      Common      423074103         1,776,486         37,447
Hewlett-Packard                            Common      428236103           188,098          5,960
IVP Technology Corp                        Common      45070Q300               450          3,000
Int'l Business Machines                    Common      459200101           247,520          2,912
Intel                                      Common      458140100         9,756,244        324,559
Interface Inc. Cl A                        Common      458665106             2,607            300
Interpublic Group                          Common      460690100           110,656          2,600
Intuit Inc                                 Common      461202103             1,969             50
J P Morgan Chase & Co                      Common      46625h100            33,100            200
JDS Uniphase Corp                          Common      46612jl01             3,549             85
Johnson & Johnson                          Common      478160104         1,037,993          9,880
Kellogg                                    Common      487836108            10,500            400
Kimberly Clark Corp                        Common      494368103            33,083            468
Kroger Co                                  Common      501044101           595,320         22,000
LandAmerica Financial                      Common      514936103           363,960          9,000
Lee Enterprises                            Common      523768109            64,092          2,150
Lifemark Corp                              Common      53219F102            34,110          3,000
Linear Technology Corp                     Common      535678106             4,619            100
Loral Space & Communications               Common      g56462107               798            250
Lucent Technologies                        Common      549463107            52,313          3,875
MICROS Systems Inc                         Common      594901100            18,250          1,000
Marsh & McLennan                           Common      571748102            21,294            182
Mattel                                     Common      577081102           449,662         31,140
McDonald's                                 Common      580135101           783,632         23,048
McKesson HBOC Inc                          Common      58155Q103            19,452            542
Medtronic, Inc.                            Common      585055106         7,506,949        124,349
Merck                                      Common      589331107         6,792,693         72,556
Microsoft                                  Common      594918104         2,136,814         49,190
Minnesota Mining & Manufacturing           Common      604059105           458,864          3,808
Morgan Stanley Dean Witter Discover & Co   Common      617446448            80,201          1,012
Mylan                                      Common      628530107           146,606          5,820
NIKE                                       Common      654106103           485,826          8,705
Nokia Corp ADR                             Common      654902204           110,490          2,540
Nordson                                    Common      655663102           490,752         19,200
Omnicom Group                              Common      681919106         2,336,520         28,195
Openwave Systems, Inc                      Common      683718100             4,756            100
Oracle Corp                                Common      68389X105           150,550          5,170
PG & E Corp                                Common      69331C108            12,000            600
Pall                                       Common      696429307            21,310          1,000
Paychex Inc.                               Common      704326107         3,036,465         62,453
Pepsico                                    Common      713448108           324,717          6,552
Pfizer                                     Common      717081103         1,270,520         27,620


ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
Pharmacia Corp                             Common      71713U102           131,760          2,160
Plum Creek Timber Co                       Common      729251108            37,960          1,460
Procter & Gamble                           Common      742718109         4,533,832         57,800
Public Service Enterprise Group            Common      744573106            76,139          1,566
Putnam Premier Income Trust SBI            Common      746853100            30,600          5,000
Quaker Oats Co                             Common      747402105           116,844          1,200
Qualcomm Inc                               Common      747525103           215,565          2,625
Qwest Communications Intl Inc              Common      749121109            16,103            394
Red Hat Inc                                Common      756577102             6,809          1,100
Reuters Group PLC                          Common      76132m102            68,937            692
Reynolds RJ Tobacco Hldgs Inc              Common      76182K105            20,816            427
Rite Aid Corp                              Common      767754104            71,100         30,000
Roslyn Bancorp Inc com                     Common      778162107            32,264          1,184
Royal Dutch NY Reg                         Common      780257804           294,322          4,860
SBC Communications                         Common      78387G103           212,679          4,454
Sabre Holdings Corp                        Common      785905100            16,170            375
Safeguard Scientifics,Inc                  Common      786449108             1,986            300
Sara Lee                                   Common      803111103         7,548,295        307,341
Schering-Plough                            Common      806605101           821,456         14,475
Schlumberger Ltd                           Common      806857108            34,374            430
Solutia, Inc.                              Common      834376105             4,464            372
Southern Company                           Common      842587107            20,881            628
State Street Corp                          Common      857477103         7,960,619         64,090
Stryker Corp                               Common      863667101         5,574,006        110,180
Sun Microsystems                           Common      866810104            72,584          2,610
Supergen Inc.                              Common      868059106            34,225          2,500
Syntroleum Corp                            Common      871630109            33,880          2,000
Ticketmaster Online Citysearch Inc.        Common      88633p203               837            100
Transamerica Income Shares                 Common      893506105            38,400          1,500
Transocean Sedco Forex                     Common      G90078109             3,772             82
Tricon Global Restaurants                  Common      895953107               924             28
U.S.Bancorp                                Common      902973106            49,915          1,710
Union Pacific Corp                         Common      907818108            22,838            450
United Parcel Service                      Common      911312106            24,675            420
Universal Access Inc.                      Common      913363107            16,000          2,000
Verizon Communications                     Common      92343V104           151,713          3,027
Vodafone Group PLC                         Common      92857W100            35,810          1,000
WD-40 Company                              Common      929236107           329,508         16,950
WPS Resources                              Common      92931B106            13,583            369
Wal-Mart Stores                            Common      931142103           122,176          2,300
Walgreen                                   Common      931422109           872,575         20,870
Walt Disney Co                             Common      254687106             4,341            150
Washington Mutual Inc                      Common      939322103            13,265            250
Webtrends Corp                             Common      94844D104           163,569          5,652
Webvan Group Inc                           Common      94845V103                30             64
Wells Fargo & Co                           Common      949746101            29,961            538
Willamette Industries                      Common      969133107             2,347             50
Williams Sonoma Inc                        Common      969904101            10,000            500
Wilmington Trust Corp                      Common      971807102           446,211          7,190
Wm. Wrigley Jr. Co                         Common      982526105           273,825          2,858
WorldCom Inc                               Common      98157D106             2,109            150
XATA Corp                                  Common      983882309               194             84
Xerox                                      Common      984121103            33,569          7,266
Xilinx Inc.                                Common      983919101            27,672            600
Zebra Technologies Corp                    Common      989207105         2,328,191         56,441
priceline.com Inc                          Common      741503106               681            520
                                                                       -----------
                                                                       154,358,177
